Income Taxes	12 Months Ended
Mar. 31, 2014
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Income before income taxes and discontinued operations:
Japan	¥71,317	¥109,363	¥181,891
Overseas	56,198	63,209	101,835

	¥127,515	¥172,572	¥283,726

Provision for income taxes:
Current—
Japan	¥11,956	¥7,428	¥18,296
Overseas	16,425	13,675	27,093

	28,381	21,103	45,389

Deferred—
Japan	18,079	27,371	48,922
Overseas	(1,852)	5,208	2,925

	16,227	32,579	51,847

Provision for income taxes	¥44,608	¥53,682	¥97,236

In fiscal 2012, the Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 40.9%. In fiscal 2013 and 2014, as a result of the tax reforms, the National Corporation tax was reduced from 30% to approximately 28% and accordingly, the statutory income tax rate was reduced to approximately 38.3%.

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Income before income taxes and discontinued operations	¥127,515	¥172,572	¥283,726

Tax provision computed at statutory rate	¥52,154	¥66,095	¥108,667
Increases (reductions) in taxes due to:
Change in valuation allowance	3,921	(3,371)	(17)
Non-deductible expenses for tax purposes	1,335	1,538	2,382
Non-taxable income for tax purposes	(2,852)	(2,128)	(3,224)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(6,821)	(4,720)	(5,805)
Effect of the new Japanese tax law	(7,137)	(580)	(5,775)
Other, net	4,008	(3,152)	1,008

Provision for income taxes	¥44,608	¥53,682	¥97,236

The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiary and the effect of the tax reforms as discussed in the following paragraph.

On November 30, 2011, the bill for reconstruction funding after the March 11, 2011 Great East Japan Earthquake and the bill for the 2011 tax reform were approved by the National Diet of Japan. From fiscal years beginning on or after April 1, 2012, the Japanese corporation tax rate is reduced, and as a result, the statutory income tax rate for fiscal years beginning between April 1, 2012 and March 31, 2015 is reduced to approximately 38.3%. The rate for fiscal years beginning on or after April 1, 2015 will be reduced to approximately 35.9%. In addition, tax loss carry-forward rules are amended. The carry-forward period is extended to nine years, compared to seven years under the pre-amendment rules. Further, the deductible amount is limited to 80% of taxable income for the year, while total amount of taxable income for the year was available for the deduction under the pre-amendment rules. The amendment to the carry-forward period is applicable for tax losses incurred in fiscal years ending on or after April 1, 2008 and the amendment to the deductible amount is applicable for fiscal years beginning on or after April 1, 2012. Increase and decrease of the deferred tax assets and liabilities due to these tax reforms resulted in a decrease of provision for income taxes by ¥6,641 million in the accompanying consolidated statements of income in fiscal 2012.

On March 20, 2014, the bill for reconstruction funding and the bill for local corporate tax were approved by the National Diet of Japan. For a fiscal year beginning on April 1, 2014, special corporate tax for reconstruction will not be charged, and as a result, the statutory income tax rate for a fiscal year beginning on April 1, 2014 will be reduced from approximately 38.3% to approximately 35.9%. In addition, from fiscal years beginning on or after October 1, 2014, the statutory national income tax rate will increase from approximately 23.6% to approximately 24.6% and the statutory local income tax rate will decrease from approximately 12.3% to approximately 11.3%, while total statutory income tax rate will be remained as 35.9%.

Total income taxes recognized in fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Provision for income taxes	¥44,608	¥53,682	¥97,236
Income taxes on discontinued operations	(1,219)	(347)	4,681
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	1,357	5,936	4,728
Defined benefit pension plans	(1,774)	2,727	1,396
Foreign currency translation adjustments	335	7,225	1,756
Net unrealized gains (losses) on derivative instruments	(648)	42	357

Total income taxes	¥42,659	¥69,265	¥110,154

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2013 and 2014 are as follows:

	Millions of yen
	2013	2014
Assets:
Net operating loss carryforwards	¥39,762	¥79,712
Allowance for doubtful receivables on direct financing leases and probable loan losses	25,891	26,451
Investment in securities	24,329	17,380
Other operating assets	11,369	12,760
Accrued expenses	10,456	23,727
Installment loans	16,432	7,576
Other	50,913	73,382

	179,152	240,988
Less: valuation allowance	(18,831)	(28,669)

	160,321	212,319
Liabilities:
Investment in direct financing leases	14,617	7,855
Investment in operating leases	72,925	86,485
Unrealized gains on investment in securities	17,200	21,624
Deferred insurance policy acquisition costs	19,311	24,212
Policy liabilities	38,831	47,641
Other intangible assets	11,204	90,727
Undistributed earnings	32,723	65,532
Prepaid benefit cost	13,475	12,540
Other	52,636	62,779

	272,922	419,395

Net deferred tax liability	¥112,601	¥207,076

The valuation allowance is mainly recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2014. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥2,656 million in fiscal 2012, decreases of ¥5,307 million in fiscal 2013, and increases of ¥9,838 million in fiscal 2014. The adjustments to the beginning-of-the-year amount in the total valuation allowance resulting from reassessment of the realizability of deferred tax assets in future years were increases of ¥4,303 million in fiscal 2012, decreases of ¥4,749 million in fiscal 2013, and decreases of ¥1,908 million in fiscal 2014.

The Company and certain subsidiaries have net operating loss carryforwards of ¥387,269 million at March 31, 2014, which expire as follows:

Year ending March 31,	Millions of yen
2015	¥19,503
2016	862
2017	371
2018	87,397
2019	36,916
Thereafter	242,220

Total	¥387,269

Net deferred tax assets and liabilities at March 31, 2013 and 2014 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2013	2014
Other assets	¥18,805	¥70,091
Income taxes: Deferred	131,406	277,167

Net deferred tax liability	¥112,601	¥207,076

The unrecognized tax benefits as of March 31, 2013 and March 31, 2014 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2014.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2013 and March 31, 2014, and in the consolidated statements of income for the years ended March 31, 2012, 2013 and 2014 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2013, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2009, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2008. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2002.